Fair value of financial instruments	6 Months Ended
Jun. 30, 2024
Financial instruments by category
Fair value of financial instruments

22Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or
●	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurement are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted market price (unadjusted) in an active market for identical assets or liabilities that the entity can access at the measurement date.

Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability; either directly or indirectly.

Level 3: inputs that are unobservable inputs for the asset or liability.

The carrying amounts of the financial assets and financial liabilities approximate their fair values.